Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 383,386	$ 101,904
Accounts receivables, net	341	2,294
Deferred offering costs	111,415	111,415
Other current assets	89,282	86,433
Total current assets	584,424	302,046
Non-current assets
Property and equipment, net	54,386	59,179
Intangible asset - shell company	314,191	314,191
Goods and service tax and other credits receivable	627,430	646,758
Right-of-use of asset, net	45,388	59,387
Total non-current assets	1,041,395	1,079,515
Total assets	1,625,819	1,381,561
Current liabilities
Accounts payable and accrued expenses	869,282	965,607
Due to Affiliates	170,098	129,346
Operating lease liability - current portion	30,353	28,024
Salary and post-employment benefits payable	986,353	919,440
Other current liability	88,130	107,937
Convertible debt	4,034,381	3,589,410
Promissory notes – ReShape	424,247
Total current liabilities	6,602,844	5,739,764
Non-current liabilities
Operating lease liability - net of current portion	16,728	32,830
Total non-current liabilities	16,728	32,830
Total liabilities	6,619,572	5,772,594
Commitments and contingencies (Note 13)
Stockholders’ deficit
Common stock, 20,000,000 shares authorized – par value $0.001 per share, 386 shares issued and outstanding at June 30, 2025 and December 31, 2024	1	1
Preferred stock, 16,000,000 shares authorized – par value $0.001 per share, 3,076 shares issued and outstanding as of June 30, 2025 and December 31, 2024	3	3
Additional paid in capital	51,084,877	51,084,877
Accumulated deficit	(56,025,476)	(55,422,744)
Accumulated other comprehensive loss	(53,158)	(53,170)
Total stockholders’ deficit	(4,993,753)	(4,391,033)
Total liabilities and stockholders’ deficit	$ 1,625,819	$ 1,381,561